Disclosure of derivative instruments and hedging activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of derivative instruments and hedging activities

4. Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock, and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts” and “futures contracts purchased” and “futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s trading profits and losses in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$199,662	$—	$199,662

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(174,721)	(174,721)

Futures contracts	Futures contracts purchased	—	(131,196)	(131,196)

Futures contracts	Futures contracts sold	—	(1,193,811)	(1,193,811)

Totals		$199,662	$(1,499,728)	$(1,300,066)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)

Futures contracts	Futures contracts purchased	114,873	—	114,873

Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(996,010)	$421,538

Futures contracts	Net realized gain (loss) on futures and forward contracts	1,233,288	(1,756,935)

Total		$237,278	$(1,335,397)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$317,840	$(104,072)

Futures contracts	Net realized gain (loss) on futures and forward contracts	1,605,035	(2,363,659)

Total		$1,922,875	$(2,467,731)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(940,516)	$319,538

Futures contracts	Net realized gain on futures and forward contracts	2,035,555	3,307,394

Total		$1,095,039	$3,626,932

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$123,404	$(369,861)

Futures contracts	Net realized gain (loss) on futures and forward contracts	8,975,493	(2,533,312)

Total		$9,098,897	$(2,903,173)

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$168,991	0.4	$(85,097)	(0.2)	$30,671	0.1		$(89,624)	(0.2)	$24,941
Currency	130,176	0.3	(626,149)	(1.4)	38,998	0.1		(4,549)	(0.0)*	(461,524)
Financial	368,315	0.8	(27,868)	(0.1)	—	—		(16,315)	(0.0)*	324,132
Food & Fiber	70,500	0.2	—	—	33,433	0.1		(139,163)	(0.3)	(35,230)
Indices	64,415	0.1	(1,053,729)	(2.4)	—	—		(703)	(0.0)*	(990,017)
Metals	686,160	1.6	(2,475)	(0.0)*	—	—		(606,987)	(1.4)	76,698
Energy	178,396	0.4	(35,769)	(0.1)	—	—		(157,420)	(0.4)	(14,793)
Livestock	116,832	0.3	—	—	15,181	0.0	*	(356,286)	(0.8)	(224,273)

Totals	$1,783,785	4.1	$(1,831,087)	(4.2)	$118,283	0.3		$(1,371,047)	(3.2)	$(1,300,066)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	201	121	$367,775	$725,553

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,149	1,349
Financial	6,605	1,015
Food & Fiber	102	162
Indices	3,151	1,212
Metals	1,132	352
Energy	945	545
Livestock	88	140

Total	14,373	4,896

*	Based on quarterly holdings

Superfund Green, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	116	154	$1,015,396	$1,090,392

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,872	448
Financial	4,189	753
Food & Fiber	616	214
Indices	1,478	1620
Metals	584	351
Energy	741	1,260
Livestock	182	114

Total	10,778	4,914

*	Based on quarterly holdings

Superfund Green, L.P. trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(996,010)	$421,538	$(574,472)
Currency	(641,120)	(302,606)	(943,726)
Financial	1,022,121	336,950	1,359,071
Food & Fiber	883,663	(53,857)	829,806
Indices	128,232	(954,350)	(826,118)
Metals	1,001,773	(580,054)	421,719
Livestock	(175,453)	(165,523)	(340,976)
Energy	(985,928)	(37,495)	(1,023,423)

Total net trading gains (losses)	$237,278	$(1,335,397)	$(1,098,119)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$317,840	$(104,072)	$213,768
Currency	(2,860,415)	(897,508)	(3,757,923)
Financial	1,663,038	291,993	1,955,031
Food & Fiber	(1,120,649)	(131,626)	(1,252,275)
Indices	(85,242)	(1,133,531)	(1,218,773)
Metals	258,313	(190,117)	68,196
Livestock	175,073	(245,353)	(70,280)
Energy	3,574,917	(57,517)	3,517,400

Total net trading gains (losses)	$1,922,875	$(2,467,731)	$(544,856)

	For the Three Months Ended September 30, 2011
	Net Realized Gain (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(940,516)	$319,538	$(620,978)
Currency	(3,017,759)	239,967	(2,777,792)
Financial	10,261,015	(1,227,849)	9,033,166
Food & Fiber	(1,522,865)	388,804	(1,134,061)
Indices	(949,356)	(987,513)	(1,936,869)
Metals	1,321,443	1,014,184	2,335,627
Livestock	(494,180)	57,270	(436,910)
Energy	(3,562,743)	3,822,531	259,788

Total net trading gains	$1,095,039	$3,626,932	$4,721,971

	For the Nine Months Ended September 30, 2011
	Net Realized Gain (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$123,404	$(369,861)	$(246,457)
Currency	974,851	(2,042,215)	(1,067,364)
Financial	11,392,830	(782,518)	10,610,312
Food & Fiber	(2,108,744)	(284,137)	(2,392,881)
Indices	(4,535,244)	(649,427)	(5,184,671)
Metals	4,170,620	(1,218,936)	2,951,684
Livestock	(233,690)	(292,960)	(526,650)
Energy	(685,130)	2,736,881	2,051,751

Total net trading gains (losses)	$9,098,897	$(2,903,173)	$6,195,724

Superfund Green, L.P. – Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$74,894	$—	$74,894

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(56,398)	(56,398)

Futures contracts	Futures contracts purchased	—	(15,846)	(15,846)

Futures contracts	Futures contracts sold	—	(456,586)	(456,586)

Totals		$74,894	$(528,830)	$(453,936)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)

Futures contracts	Futures contracts purchased	42,325	—	42,325

Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(331,665)	$149,750

Futures contracts	Net realized gain (loss) on futures and forward contracts	558,793	(666,727)

Total		$227,128	$(516,977)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$164,926	$(23,828)

Futures contracts	Net realized gain (loss) on futures and forward contracts	723,237	(864,196)

Total		$888,163	$(888,024)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(320,274)	$101,711

Futures contracts	Net realized gain on futures and forward contracts	697,515	1,240,437

Total		$377,241	$1,342,148

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$45,281	$(132,417)

Futures contracts	Net realized gain (loss) on futures and forward contracts	2,857,942	(652,087)

Total		$2,903,223	$(784,504)

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$63,744	0.3	$(27,310)	(0.1)	$11,150	0.1		$(29,088)	(0.2)	$18,496
Currency	49,588	0.2	(237,646)	(1.1)	15,110	0.1		(1,729)	(0.0)*	(174,677)
Financial	137,210	0.7	(11,243)	(0.1)	—	—		(6,531)	(0.0)*	119,436
Food & Fiber	21,000	0.1	—	—	11,425	0.0	*	(48,654)	(0.2)	(16,229)
Indices	22,990	0.1	(349,819)	(1.7)	—	—		(664)	(0.0)*	(327,493)
Metals	265,000	1.3	—	—	—	—		(234,525)	(1.1)	30,475
Energy	53,344	0.3	(10,889)	(0.1)	—	—		(63,280)	(0.3)	(20,825)
Livestock	44,619	0.2	—	—	7,070	0.0	*	(134,808)	(0.6)	(83,119)

Totals	$657,495	3.2	$(636,907)	(3.1)	$44,755	0.2		$(519,279)	(2.4)	$(453,936)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	0.0	*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	86	51	$128,360	$238,238

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	833	526
Financial	2,571	392
Food & Fiber	39	55
Indices	1,166	456
Metals	435	136
Energy	334	198
Livestock	32	52

Total	5,496	1,866

*	Based on quarterly holdings

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	51	68	$320,692	$355,831

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	961	167
Financial	1,427	274
Food & Fiber	229	76
Indices	558	563
Metals	199	123
Energy	251	445
Livestock	61	39

Total	3,737	1,755

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(331,665)	$149,750	$(181,915)
Currency	(240,332)	(114,020)	(354,352)
Financial	447,937	121,842	569,779
Food & Fiber	332,142	(24,639)	307,503
Indices	49,897	(333,431)	(283,534)
Metals	371,012	(223,941)	147,071
Livestock	(65,743)	(62,849)	(128,592)
Energy	(336,120)	(29,689)	(365,809)

Total net trading gains (losses)	$227,128	$(516,977)	$(289,849)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$164,926	$(23,828)	$141,098
Currency	(1,119,575)	(343,045)	(1,462,620)
Financial	693,741	110,054	803,795
Food & Fiber	(484,746)	(53,408)	(538,154)
Indices	(4,492)	(386,105)	(390,597)
Metals	35,988	(67,769)	(31,781)
Livestock	65,923	(91,399)	(25,476)
Energy	1,536,398	(32,524)	1,503,874

Total net trading gains (losses)	$888,163	$(888,024)	$139

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(320,274)	$101,711	$(218,563)
Currency	(1,083,305)	85,425	(997,880)
Financial	3,537,672	(421,554)	3,116,118
Food & Fiber	(568,854)	154,381	(414,473)
Indices	(355,453)	(315,621)	(671,074)
Metals	518,876	358,656	877,532
Livestock	(165,410)	19,640	(145,770)
Energy	(1,186,011)	1,359,510	173,499

Total net trading gains	$377,241	$1,342,148	$1,719,389

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$45,281	$(132,417)	$(87,136)
Currency	249,122	(657,369)	(408,247)
Financial	3,866,587	(264,988)	3,601,599
Food & Fiber	(765,814)	(66,384)	(832,198)
Indices	(1,411,370)	(194,007)	(1,605,377)
Metals	1,533,810	(385,529)	1,148,281
Livestock	(83,850)	(93,810)	(177,660)
Energy	(530,543)	1,010,000	479,457

Total net trading gains (losses)	$2,903,223	$(784,504)	$2,188,719

Superfund Green, L.P. – Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$124,768	$—	$124,768

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(118,323)	(118,323)

Futures contracts	Futures contracts purchased	—	(115,350)	(115,350)

Futures contracts	Futures contracts sold	—	(737,225)	(737,225)

Totals		$124,768	$(970,898)	$(846,130)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)

Futures contracts	Futures contracts purchased	72,548	—	72,548

Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(664,345)	$271,788

Futures contracts	Net realized gain (loss) on futures and forward contracts	674,495	(1,090,208)

Total		$10,150	$(818,420)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$152,914	$(80,244)

Futures contracts	Net realized gain (loss) on futures and forward contracts	881,798	(1,499,463)

Total		$1,034,712	$(1,579,707)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(620,242)	$217,827

Futures contracts	Net realized gain on futures and forward contracts	1,338,040	2,066,957

Total		$717,798	$2,284,784

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$78,123	$(237,444)

Futures contracts	Net realized gain (loss) on futures and forward contracts	6,117,551	(1,881,225)

Total		$6,195,674	$(2,188,669)

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$105,247	0.5	$(57,787)	(0.3)	$19,521	0.1		$(60,536)	(0.3)	$6,445
Currency	80,588	0.4	(388,503)	(1.7)	23,888	0.1		(2,820)	(0.0)*	(286,847)
Financial	231,105	1.0	(16,625)	(0.1)	—	—		(9,784)	(0.0)*	204,696
Food & Fiber	49,500	0.2	—	—	22,008	0.1		(90,509)	(0.4)	(19,001)
Indices	41,425	0.2	(703,910)	(3.1)	—	—		(39)	(0.0)*	(662,524)
Metals	421,160	1.8	(2,475)	(0.0)*	—	—		(372,462)	(1.6)	46,223
Energy	125,052	0.5	(24,880)	(0.1)	—	—		(94,140)	(0.4)	6,032
Livestock	72,213	0.3	—	—	8,111	0.0	*	(221,478)	(0.9)	(141,154)

Totals	$1,126,290	4.9	$(1,194,180)	(5.3)	$73,528	0.3		$(851,768)	(3.6)	$(846,130)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	0.0	*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Series B average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	115	70	$239,415	$487,315

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,316	823
Financial	4,034	623
Food & Fiber	63	107
Indices	1,985	756
Metals	697	216
Energy	611	347
Livestock	56	88

Total	8,877	3,030

*	Based on quarterly holdings

Series B average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	65	86	$694,704	$734,561

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,911	281
Financial	2,762	479
Food & Fiber	387	138
Indices	920	1,057
Metals	385	228
Energy	490	815
Livestock	121	75

Total	7,041	3,159

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(664,345)	$271,788	$(392,557)
Currency	(400,788)	(188,586)	(589,374)
Financial	574,184	215,108	789,292
Food & Fiber	551,521	(29,218)	522,303
Indices	78,335	(620,919)	(542,584)
Metals	630,761	(356,113)	274,648
Livestock	(109,710)	(102,674)	(212,384)
Energy	(649,808)	(7,806)	(657,614)

Total net trading gains (losses)	$10,150	$(818,420)	$(808,270)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$152,914	$(80,244)	$72,670
Currency	(1,740,840)	(554,463)	(2,295,303)
Financial	969,297	181,939	1,151,236
Food & Fiber	(635,903)	(78,218)	(714,121)
Indices	(80,750)	(747,426)	(828,176)
Metals	222,325	(122,348)	99,977
Livestock	109,150	(153,954)	(44,804)
Energy	2,038,519	(24,993)	2,013,526

Total net trading gains (losses)	$1,034,712	$(1,579,707)	$(544,995)

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(620,242)	$217,827	$(402,415)
Currency	(1,934,454)	154,542	(1,779,912)
Financial	6,723,343	(806,295)	5,917,048
Food & Fiber	(954,011)	234,423	(719,588)
Indices	(593,903)	(671,892)	(1,265,795)
Metals	802,567	655,528	1,458,095
Livestock	(328,770)	37,630	(291,140)
Energy	(2,376,732)	2,463,021	86,289

Total net trading gains	$717,798	$2,284,784	$3,002,582

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$78,123	$(237,444)	$(159,321)
Currency	725,729	(1,384,846)	(659,117)
Financial	7,526,243	(517,530)	7,008,713
Food & Fiber	(1,342,930)	(217,753)	(1,560,683)
Indices	(3,123,874)	(455,420)	(3,579,294)
Metals	2,636,810	(833,407)	1,803,403
Livestock	(149,840)	(199,150)	(348,990)
Energy	(154,587)	1,726,881	1,572,294

Total net trading gains (losses)	$6,195,674	$(2,118,669)	$4,077,005

(3)	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)

Futures contracts	Futures contracts purchased	114,873	—	114,873

Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$865,855	$—	$865,855
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(198,269)	(198,269)
Futures contracts	Futures contracts purchased	8,737,815	—	8,737,815
Futures contracts	Futures contracts sold	—	(1,410,287)	(1,410,287)

Totals		$9,603,670	$(1,608,556)	$7,995,114

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(441,511)	$(538,574)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	362,848	(6,288,875)

Total		$(78,663)	$(6,827,449)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(2,128,246)	$1,523,322

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	18,272,760	5,789,399

Total		$16,144,514	$7,312,721

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$738,372	0.8	$(54,386)	(0.1)		$127,483	0.1		$(143,883)	(0.2)	$667,586
Currency	2,396,944	2.6	(3,962)	(0.0	)*	191,700	0.2		(76,838)	(0.1)	2,507,844
Financial	560,237	0.6	(31,749)	(0.0	)*	29,494	0.0	*	(113,327)	(0.1)	444,655
Food & Fiber	902,002	1.0	(1,593)	(0.0	)*	—	—		—	—	900,409
Indices	762,166	0.8	(339,028)	(0.4)		61,638	0.1		(8,315)	(0.0)*	476,461
Metals	3,486,182	3.7	(28,851)	(0.0	)*	—	—		(1,392,238)	(1.5)	2,065,093
Energy	791,456	0.9	(96,149)	(0.1)		—	—		(102,401)	(0.1)	592,906
Livestock	340,330	0.4	(170)	(0.0	)*	—	—		—	—	340,160

Totals	$9,977,689	10.7	$(555,888)	(0.6)		$410,315	0.4		$(1,837,002)	(2.0)	$7,995,114

*	Due to rounding

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	196	207	$1,603,144	$1,440,368

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	3,591	785
Financial	5,965	1,015
Food & Fiber	442	272
Indices	2,426	1,715
Metals	872	309
Energy	1,138	1,405
Livestock	189	85

Total	14,819	5,793

*	Based on quarterly holdings

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	173	187	$1,896,542	$(2,119,850)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,318	263
Financial	5,007	1,784
Food & Fiber	642	650
Indices	3,825	537
Metals	1,129	133
Energy	139	79
Livestock	1,396	943

Total	14,629	4,576

*	Based on quarterly holdings

Superfund Green, L.P. trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(441,511)	$(538,575)	$(980,086)
Currency	(3,878,505)	(2,071,860)	(5,950,365)
Financial	7,438,782	(412,516)	7,026,266
Food & Fiber	(1,921,994)	(804,012)	(2,726,006)
Indices	(7,045,520)	(332,946)	(7,378,466)
Metals	3,760,578	(1,798,280)	1,962,298
Livestock	(562,880)	(319,080)	(881,960)

Energy	2,572,387	(550,180)	2,022,207

Total net trading gain	$(78,663)	$(6,827,449)	$(6,906,112)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(2,128,246)	$1,523,322	$(604,924)
Currency	2,744,244	3,138,981	5,883,225
Financial	12,868,844	780,657	13,649,501
Food & Fiber	708,330	(160,053)	548,277
Indices	2,314,961	(1,675,425)	639,536
Metals	5,336,009	3,117,669	8,453,678
Livestock	(697,290)	410,720	(286,570)

Energy	(5,002,338)	176,850	(4,825,488)

Total net trading loss	$16,144,514	$7,312,721	$23,457,235

Superfund Green, L.P.—Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)

Futures contracts	Futures contracts purchased	42,325	—	42,325

Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$280,718	$—	$280,718

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(57,275)	(57,275)

Futures contracts	Futures contracts purchased	2,839,432	—	2,839,432

Futures contracts	Futures contracts sold	—	(445,767)	(445,767)

Totals		$3,120,150	$(503,042)	$2,617,108

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Loss on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(149,986)	$(181,120)

Futures contracts	Net realized and unrealized loss on futures and forward contracts	(184,091)	(2,001,900)

Total		$(334,077)	$(2,183,020)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(522,897)	$457,262

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	6,391,752	1,938,876

Total		$5,868,855	$2,396,138

Superfund Green, L.P.—Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	(0.0	)*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

*	Due to rounding

Superfund Green, L.P.—Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$239,419	0.6	$(21,762)	(0.0	)*	$41,299	0.1		$(35,513)	(0.1)	$223,443
Currency	787,461	2.0	(1,324)	(0.0	)*	63,900	0.2		(25,144)	(0.1)	824,893
Financial	189,781	0.5	(10,306)	(0.0	)*	5,112	0.0	*	(37,787)	(0.1)	146,800
Food & Fiber	290,036	0.8	(567)	(0.0	)*	—	—		—	—	289,469
Indices	236,418	0.6	(110,787)	(0.3)		27,165	0.1		(4,035)	(0.0)*	148,761
Metals	1,148,734	3.0	(9,803)	(0.0	)*	—	—		(444,188)	(1.2)	694,743
Energy	241,741	0.6	(31,572)	(0.1)		—	—		(30,790)	(0.1)	179,379
Livestock	109,680	0.3	(60)	(0.0	)*	—	—		—	—	109,620

Totals	$3,243,270	8.4	$(186,181)	(0.4)		$137,476	0.4		$(577,457)	(1.6)	$2,617,108

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	81	$421,962	$358,827
	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,098	207
Financial	1,769	394
Food & Fiber	149	70
Indices	829	502
Metals	262	107
Energy	314	426
Livestock	57	24

Totals	4,553	1,811

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	77	82	$559,181	$(609,048)
	Average Number of Long Contracts	Average Number of Short Contracts
Currency	744	86
Financial	1,480	622
Food & Fiber	217	197
Indices	1,289	159
Metals	355	42
Energy	434	305
Livestock	45	25

Totals	4,641	1,518

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(149,986)	$(181,120)	$(331,106)
Currency	(1,590,241)	(656,524)	(2,246,765)
Financial	2,439,482	(137,418)	2,302,064
Food & Fiber	(694,402)	(252,290)	(946,692)
Indices	(2,176,386)	(90,149)	(2,266,535)
Metals	1,374,483	(596,500)	777,983
Livestock	(206,600)	(101,340)	(307,940)

Energy	669,573	(167,679)	501,894

Total net trading gain	$(334,077)	$(2,183,020)	$(2,517,097)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(522,897)	$457,262	$(65,635)
Currency	1,096,391	1,001,488	2,097,879
Financial	4,048,496	224,227	4,272,723
Food & Fiber	176,523	(5,505)	171,018
Indices	792,597	(448,785)	343,812
Metals	1,881,266	978,538	2,859,804
Livestock	(212,180)	129,680	(82,500)

Energy	(1,391,341)	59,233	(1,332,108)

Total net trading loss	$5,868,855	$2,396,138	$8,264,993

Superfund Green, L.P.—Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)

Futures contracts	Futures contracts purchased	72,548	—	72,548

Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$585,137	$—	$585,137

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(140,994)	(140,994)

Futures contracts	Futures contracts purchased	5,898,383	—	5,898,383

Futures contracts	Futures contracts sold	—	(964,520)	(964,520)

Totals		$6,483,520	$(1,105,514)	$5,378,006

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized loss on futures and forward contracts	$(291,525)	$(357,454)

Futures contracts	Realized and unrealized gain (loss) on futures and forward contracts	546,939	(4,286,975)

Total		$255,414	$(4,644,429)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized gain (loss) on futures and forward contracts	$(1,605,349)	$1,066,060

Futures contracts	Realized and unrealized gain on futures and forward contracts	11,881,008	3,850,523

Total		$10,275,659	$4,916,583

Superfund Green, L.P.—Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	(0.0	)*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Superfund Green, L.P.—Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$498,953	0.9	$(32,624)	(0.1)		$86,184	0.2		$(108,370)	(0.2)	$444,143
Currency	1,609,483	2.9	(2,638)	(0.0	)*	127,800	0.2		(51,694)	(0.1)	1,682,951
Financial	370,456	0.6	(21,443)	(0.0	)*	24,382	0.0	*	(75,540)	(0.1)	297,855
Food & Fiber	611,966	1.1	(1,026)	(0.0	)*	—	—		—	—	610,940
Indices	525,748	0.9	(228,241)	(0.4)		34,473	0.1		(4,280)	(0.0)*	327,700
Metals	2,337,448	4.3	(19,048)	(0.0	)*	—	—		(948,050)	(1.7)	1,370,350
Energy	549,715	1.0	(64,577)	(0.1)		—	—		(71,611)	(0.1)	413,527
Livestock	230,650	0.4	(110)	(0.0	)*	—	—		—	—	230,540

Totals	$6,734,419	12.1	$(369,707)	(0.6)		$272,839	0.5		$(1,259,545)	(2.2)	$5,378,006

*	Due to rounding

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	121	126	$1,181,182	$1,081,541

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,493	578
Financial	4,196	621
Food & Fiber	293	202
Indices	1,597	1,213
Metals	610	202
Livestock	132	61
Energy	824	979

Totals	10,266	3,982

*	Based on quarterly holdings

Series B average contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	96	105	$1,337,361	$(1,510,802)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,574	177
Financial	3,527	1,162
Food & Fiber	425	453
Indices	2,536	378
Metals	774	91
Livestock	94	54
Energy	962	638

Totals	9,988	3,058

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(291,525)	$(357,455)	$(648,980)
Currency	(2,288,264)	(1,415,336)	(3,703,600)
Financial	4,999,300	(275,098)	4,724,202
Food & Fiber	(1,227,592)	(551,722)	(1,779,314)
Indices	(4,869,134)	(242,797)	(5,111,931)
Metals	2,386,095	(1,201,780)	1,184,315
Livestock	(356,280)	(217,740)	(574,020)
Energy	1,902,814	(382,501)	1,520,313

Total net trading gain	$255,414	$(4,644,429)	$(4,389,015)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(1,605,349)	$1,066,060	$(539,289)
Currency	1,647,853	2,137,493	3,785,346
Financial	8,820,348	556,430	9,376,778
Food & Fiber	531,807	(154,548)	377,259
Indices	1,522,364	(1,226,640)	295,724
Metals	3,454,743	2,139,131	5,593,874
Livestock	(485,110)	281,040	(204,070)
Energy	(3,610,997)	117,617	(3,493,380)

Total net trading gain	$10,275,659	$4,916,583	$15,192,242